Other intangible assets (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) CommercialProducts	Mar. 31, 2024 USD ($) CommercialProducts	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights	₨ 11,032	$ 132	₨ 7,543		₨ 4,389
Number of commercial products | CommercialProducts	44	44
Number of non marketed products | CommercialProducts	42	42
Branded And Generic Injectable Products [Member]
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights			395	$ 5
Asset acquisition milestone payments payable | $				30
Lumify [Member]
Disclosure of detailed information about intangible assets [line items]
Payment for the purchase of intellectual property rights			722	9
Asset acquisition milestone payments payable | $				3
Global Generics [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 251
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	41
Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	86
Ephedrine [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalization of Intangibles	125
saxagliptin [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	226
Other Segments [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	99
Other Intangible Assets [Member] | Global Generic [Member] | Nimbus Health, GmbH [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	103
PPC-06 (Tepilamide Fumarate Extended Release Tablets) [Member] | Other Segments [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					4,337
Other IPR&D and other intangible assets [Member] | Global Generics Segment [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss					₨ 174
Cidmus [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill			₨ 4,633	$ 61
Generic Prescription Products Portfolio [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	7,395	$ 90
toripalimab [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	824	$ 10
Product 1 Related Intangibles [Member] | Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	191
Product 2 Related Intangibles [Member] | Global Generic [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₨ 35